Accrued Expense and Other Accrued Liabilities (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued interest	$ 1,433,245	$ 269,152
Accrued liabilities	$ 234,360	$ 60,450